Label		Element	Value
Prospectus [Line Items]		rr_ProspectusLineItems
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Sep. 08, 2015
Registrant Name		dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key		dei_EntityCentralIndexKey	0001314414
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	nlfun
Document Creation Date		dei_DocumentCreationDate	Sep. 08, 2015
Document Effective Date		dei_DocumentEffectiveDate	Sep. 08, 2015
Prospectus Date		rr_ProspectusDate	Sep. 08, 2015
Deer Park Total Return Credit Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and/or your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 18 of the Fund's Prospectus and in Purchase, Redemption and Pricing of Shares on page 51 of the Statement of Additional Information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Based on an estimate for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]		rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on an estimate for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in asset-backed debt securities ("ABS"), which are predominantly backed by mortgages on real estate. Such mortgage-backed securities (“MBS”) include residential mortgage-backed securities ("RMBS") and commercial mortgage-backed securities ("CMBS") that are rated below investment grade, or not rated. The Fund may also invest in other types of asset-backed or debt securities. These investments may include securities rated as “Senior Alt-A” or “subprime”, which may present higher risk of default than securities rated as “prime”, but which the sub-adviser believes are undervalued. Investments rated below investment grade are also known as “junk bonds”. By using proprietary fundamental analysis and modeling key variables, the portfolio managers seek investments expected to provide steady and substantial cash flows.

The Fund will typically invest in both fixed and floating rate securities, although the ratio between the two will vary from time-to-time, depending upon market conditions and available investment opportunities. Investments will include deep value, high cash flow, short duration RMBS. The Fund invests without restriction as to issuer capitalization, country, credit quality and the maturity of fixed income securities. The Fund may employ risk-reducing hedging techniques using short selling, futures contracts, options, repurchase agreements, or credit-default swaps and total return swaps.

The Fund's adviser has delegated management of the Fund's portfolio to a sub-adviser. However, the adviser sets the Fund’s investment objective, has overall supervisory responsibilities for the general management and investment of the Fund's securities portfolio, and retains final authority with respect to the Fund’s portfolio if it believes an investment is not consistent with the Fund's investment guidelines and restrictions. The adviser is also responsible for ongoing performance evaluation, monitoring, and due diligence with respect to the sub-adviser.

Sub-Adviser’s Investment Process

Deer Park Road Management Company, L.P. (“Deer Park” or the “sub-adviser”) utilizes a credit analysis-based strategy which combines fundamental research with a proprietary valuation process. Deer Park seeks to identify and capitalize upon attractive investment opportunities in the MBS and ABS markets.

Although the portfolio is actively traded on an opportunistic basis, Deer Park’s philosophy is to buy securities that they are comfortable holding to term. The Fund seeks to derive portfolio returns through fundamental analysis and security selection.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following principal risks may apply to the Fund's investments:

• ABS, MBS, RMBS and CMBS Risk: ABS, MBS, RMBS and CMBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate. CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

• Defaulted Securities Risk : Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative as are junk bonds in general.

• Derivatives Risk: Futures, options and swaps involve risks possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk (the derivatives may not track the underlying securities) and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses.

• Fixed Income Risk: The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. During periods of sustained rising rates, fixed income risks may be amplified. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the Fund and its shareholders.

• Floating Rate Debt Risk : Changes in short-term market interest rates will directly affect the yield on investments in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. This contrasts with the Fund’s investments in fixed rate instruments, where a rise in interest rates generally causes values to fall.

• Hedging Risk: As a result of certain strategies designed to mitigate market risk, the Fund may not participate as fully in positive markets because of these strategies and each strategy could negatively impact the Fund.

• High Yield (Junk) Bond Risk: Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Leverage Risk: The use of leverage by the Fund, such as borrowing money for liquidity purposes, or the use of derivatives, will cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

• Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk: The sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results. Additionally, the adviser's judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

• Market Risk: Overall fixed income securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

• No History of Operations Risk : The Fund is a new mutual fund and prior to its recent commencement of operations had no history of operations for investors to evaluate.

• Non-Diversified Risk: The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.

• Repurchase Agreement Risk: The Fund may enter into repurchase agreements in which it purchases a security (known as the "underlying security") from a securities dealer or bank, therefore the repurchase agreements are subject to counterparty default risk.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.deerparkfund.com or by calling 1-888-868-9501.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-888-868-9501
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.deerparkfund.com
Deer Park Total Return Credit Fund | Class A
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	DPFAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.84%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	[1]	rr_ExpensesOverAssets	2.49%
Fee Waiver or Reimbursement	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	2.24%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and/or your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	789
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 1,284
Deer Park Total Return Credit Fund | Class C
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	DPFCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.84%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	[1]	rr_ExpensesOverAssets	3.24%
Fee Waiver or Reimbursement	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	2.99%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 302
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 975
Deer Park Total Return Credit Fund | Class I
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	DPFNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.84%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	[1]	rr_ExpensesOverAssets	2.24%
Fee Waiver or Reimbursement	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 202
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 676

[1]	Based on an estimate for the current fiscal year.
[2]	The Trust, on behalf of the Fund, has entered into an operating expense limitation agreement with the Fund's adviser, pursuant to which Princeton Fund Advisors, LLC has contractually agreed to waive management fees and to make payments to limit Fund expenses, for at least one year from the effective date of this prospectus so that the total annual operating expenses (exclusive of certain fees or expenses) do not exceed 2.24%, 2.99% and 1.99% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. The agreement excludes any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser) from the expense limitation. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fiscal year end in which the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to Princeton Fund Advisors, LLC.